Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of current and deferred portions of income tax expense

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	269	828	4,044
Deferred income tax expense	22	24,740	97,127
Income tax expense	291	25,568	101,171

Schedule of reconciliation between the income tax expense computed by applying the Enterprise Income Tax ("EIT") rate to income before income taxes and actual provision

	For the year ended December 31, 2025
	RMB	%

Income tax expenses at PRC statutory income tax rate-25% (i)	352,178	25.0%
Foreign tax effects	3,111	0.2%
Nontaxable or nondeductible items:	(377,892)	(26.8)%
-Preferential income tax rate	(377,941)	(26.8)%
-Additional deduction for research and development expenses	(2,240)	(0.2)%
-Share-based payment awards	1,004	0.1%
-Others	1,285	0.1%
Changes in valuation allowances	(6,226)	(0.4)%
Withholding income tax	130,000	9.2%
Income tax expense	101,171	7.2%
(i)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

	For the year ended December 31,
	2023	2024
	RMB	RMB
Income before income tax	205,477	891,414

Tax expense at EIT tax rate of 25%	51,369	222,854
Effect of different tax rates applicable to different subsidiaries of the Group	(12,845)	(243,520)
Effect of additional deduction for qualified research and development expenses	(16,323)	(6,075)
Effect on deferred tax assets due to change in tax rates(ii)	—	64,030
Non-deductible expenses	5,891	1,539
Changes in valuation allowance	(27,801)	(13,260)
Income tax expense	291	25,568
(ii)

Yuanbao Kechuang was granted Software Enterprise status in 2024, entitling it to income tax exemption for the year ended December 31, 2024. This status is subject to annual review and approval by the relevant authorities. Consequently, the income tax rates for Yuanbao Kechuang for the years ended December 31, 2023, 2024, and 2025 were 15%, 0%, and 0%, respectively. This change in tax rates resulted in an “effect on deferred tax assets due to change in tax rates” for the year ended December 31, 2024.

Schedule of effect on deferred tax assets and deferred tax liabilities due to change in tax rates

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets
Advertising expenses (iii)	2,707	4,337
Accumulated losses carryforward	27,654	32,052
Operating lease liabilities	3,487	899
Book/tax basis differences in revenue	18,377	29,370
Others	4,417	9,279
Less: valuation allowance	(44,087)	(38,169)
Deferred tax assets before offset	12,555	37,768
Offset by deferred tax liabilities	(5,619)	(4,431)
Net deferred tax assets	6,936	33,337

Deferred tax liabilities
Accrued interest and fair value change	460	2,672
Operating lease right-of-use assets	3,079	1,016
Book/tax basis differences in revenue	33,777	25,968
Acquired intangible assets	14,333	14,476
Withholding tax	—	130,000
Deferred tax liabilities before offset	51,649	174,132
Offset by deferred tax assets	(5,619)	(4,431)
Net deferred tax liabilities	46,030	169,701
(iii)

The pre-tax deduction limitation for advertising expense is 15% of revenue every year. The Group can carryforward any unclaimed advertising expense to the future years and there is no limitation for the use in future years.

Schedule of of valuation allowance

	For the year ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	57,347	44,087
Additions	34,467	8,462
Reversals	(47,727)	(14,380)
Balance at the end of the year	44,087	38,169